Related parties and other major shareholders - Schedule of Outstanding Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets [abstract]
Non-current assets	$ 88,476	$ 96,476
Trade receivables	14,398	6,714
Total current assets	236,244	287,069
TOTAL ASSETS	324,720	383,544
Liabilities [abstract]
Non-current financial liabilities	74,013	50,882
Total non-current liabilities	103,067	86,241
Current financial liabilities	10,460	16,134
Deferred income and contract liabilities	96,803	112,161
Total current liabilities	145,752	166,269
Total liabilities	248,819	252,511
Astra Zeneca [Member]
Assets [abstract]
Non-current assets	0	0
Trade receivables	12,786	6,053
Total current assets	12,786	6,053
TOTAL ASSETS	12,786	6,053
Liabilities [abstract]
Non-current financial liabilities	0	0
Total non-current liabilities	0	0
Current financial liabilities	0	0
Deferred income and contract liabilities	96,766	112,155
Total current liabilities	96,766	112,155
Total liabilities	96,766	112,155
BPI [Member]
Assets [abstract]
Non-current assets	0	0
Total current assets	0	0
TOTAL ASSETS	0	0
Liabilities [abstract]
Non-current financial liabilities	4,042	4,358
Total non-current liabilities	4,042	4,358
Current financial liabilities	7,555	12,716
Total current liabilities	7,555	12,716
Total liabilities	$ 11,597	$ 17,074